The Company and Summary of Significant Accounting Policies - Net revenues categorized by customer location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	$ 16,028	$ 16,669
UNITED STATES
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	5,056	4,379
CHINA
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	4,745	5,608
KOREA, REPUBLIC OF
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	4,260	1,360
DELAWARE
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	1,422
TAIWAN
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	543	4,639
Other
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers	$ 2	25
SINGAPORE
The Company and Summary of Significant Accounting Policies
Revenues from contracts with customers		$ 658